Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)

The unaudited consolidated results of operations by quarter are summarized below (in thousands):

	First Quarter	Second Quarter	Third Quarter	Period from October 1 through November 3,	Period from November 4 through December 31,
	2011	2011	2011	2011	2011
	Predecessor	Predecessor	Predecessor	Predecessor	Successor
Revenue	$432,578	$453,270	$468,541	$149,023	$304,764
Gross profit	$264,258	$290,287	$310,607	$96,421	$175,861
Operating earnings (loss)	$100,777	$116,664	$135,287	$(55,787)	$(72,432)
Earnings (loss) from continuing operations	$58,236	$71,647	$83,799	$(54,845)	$(118,696)
Earnings from discontinued operations	$10,182	$9,778	$6,927	$5,214	$3,827
Net earnings (loss)	$68,418	$81,425	$90,726	$(49,631)	$(114,869)

	Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	Predecessor	Predecessor	Predecessor	Predecessor
Revenue	$410,954	$430,412	$442,346	$459,728
Gross profit	$243,149	$256,877	$266,717	$278,200
Operating earnings	$82,975	$89,126	$108,542	$110,565
Earnings from continuing operations	$37,651	$43,574	$66,250	$63,363
Earnings from discontinued operations	$15,062	$10,031	$9,523	$10,630
Net earnings	$52,713	$53,605	$75,773	$73,993